Investment in Partially-Owned Entities (Details) (USD $)			3 Months Ended			3 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended		3 Months Ended																																																	12 Months Ended							12 Months Ended								3 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended		3 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2009	Sep. 30, 2011 Heathrow, Orlando, FL	Jul. 31, 2011 Heathrow, Orlando, FL	Dec. 31, 2012 Regents Park (Phase II), Atlanta, GA	Dec. 31, 2011 Colonial Promenade Alabaster II/Tutwiler II, Birmingham, AL	Nov. 30, 2011 Colonial Promenade Alabaster II/Tutwiler II, Birmingham, AL sqft	Mar. 31, 2012 Colonial Promenade Madison, Huntsville, AL sqft	Sep. 30, 2012 DRA/CLP JV	Jun. 30, 2012 DRA/CLP JV	Dec. 31, 2012 DRA/CLP JV	Dec. 31, 2011 DRA/CLP JV	Dec. 31, 2011 Colonial Pinnacle at Turkey Creek sqft	Dec. 31, 2012 Colonial Pinnacle at Turkey Creek	Dec. 31, 2010 Parkway Place Mall	Jun. 30, 2010 Colonial Grand at Riverchase Trails	Mar. 31, 2010 Colonial Grand at Riverchase Trails apartmentunits	Dec. 31, 2012 Multifamily	Dec. 31, 2011 Multifamily	Dec. 31, 2012 Multifamily Belterra, Ft. Worth, TX	Dec. 31, 2011 Multifamily Belterra, Ft. Worth, TX	Dec. 31, 2012 Multifamily Colonial Grand at Huntcliff, Atlanta, GA	Dec. 31, 2011 Multifamily Colonial Grand at Huntcliff, Atlanta, GA	Dec. 31, 2012 Multifamily Colonial Grand at McKinney, Dallas, TX		Dec. 31, 2011 Multifamily Colonial Grand at McKinney, Dallas, TX		Dec. 31, 2012 Multifamily Colonial Grand at Research Park (Raleigh, NC)		Sep. 30, 2012 Multifamily Colonial Grand at Research Park (Raleigh, NC)	Dec. 31, 2011 Multifamily Colonial Grand at Research Park (Raleigh, NC)		Dec. 31, 2012 Multifamily Regents Park (Phase II), Atlanta, GA		Dec. 31, 2011 Multifamily Regents Park (Phase II), Atlanta, GA		Dec. 31, 2012 Commercial	Dec. 31, 2011 Commercial	Dec. 31, 2012 Commercial 600 Building Partnership, Birmingham, AL	Dec. 31, 2011 Commercial 600 Building Partnership, Birmingham, AL	Dec. 31, 2012 Commercial Bluerock, Huntsville, AL		Dec. 31, 2011 Commercial Bluerock, Huntsville, AL		Dec. 31, 2012 Commercial Colonial Promenade Madison, Huntsville, AL		Dec. 31, 2011 Commercial Colonial Promenade Madison, Huntsville, AL		Dec. 31, 2012 Commercial Colonial Promenade Smyrna, Smyrna, TN	Dec. 31, 2011 Commercial Colonial Promenade Smyrna, Smyrna, TN	Dec. 31, 2012 Commercial DRA/CLP JV		Jun. 30, 2012 Commercial DRA/CLP JV properties	Dec. 31, 2011 Commercial DRA/CLP JV		Dec. 31, 2012 Commercial Highway 150, LLC, Birmingham, AL		Dec. 31, 2011 Commercial Highway 150, LLC, Birmingham, AL		Dec. 31, 2012 Commercial Parkside Drive LLC II, Knoxville, TN		Dec. 31, 2011 Commercial Parkside Drive LLC II, Knoxville, TN		Dec. 31, 2012 Office Bluerock, Huntsville, AL	Sep. 30, 2012 Office Bluerock, Huntsville, AL sqft properties	Jun. 30, 2012 Office DRA/CLP JV	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Other Colonial/Polar-BEK Managment Company, Birmingham, AL	Dec. 31, 2011 Other Colonial/Polar-BEK Managment Company, Birmingham, AL	Dec. 31, 2007 Colonial Properties Trust	Dec. 31, 2012 Colonial Properties Trust		Dec. 31, 2011 Colonial Properties Trust		Nov. 30, 2011 Colonial Properties Trust Colonial Promenade Alabaster II/Tutwiler II, Birmingham, AL	Mar. 31, 2012 Colonial Properties Trust Colonial Promenade Madison, Huntsville, AL	Oct. 31, 2010 Colonial Properties Trust Parkway Place Mall	Jun. 30, 2010 Colonial Properties Trust Colonial Village at Cary	Mar. 31, 2010 Colonial Properties Trust Colonial Village at Cary	Jun. 30, 2010 Colonial Properties Trust Colonial Grand at Riverchase Trails	Mar. 31, 2010 Colonial Properties Trust Colonial Grand at Riverchase Trails	Dec. 31, 2011 Colonial Realty Limited Partnership	Jun. 30, 2010 DRA Advisors LLC	Mar. 31, 2010 DRA Advisors LLC apartmentunits	Jun. 30, 2010 DRA Advisors LLC Colonial Village at Cary	Mar. 31, 2010 DRA Advisors LLC Colonial Village at Cary	Jun. 30, 2010 DRA Advisors LLC Colonial Grand at Riverchase Trails	Mar. 31, 2010 DRA Advisors LLC Colonial Grand at Riverchase Trails	Mar. 31, 2012 Colonial Properties Trust DRA/CLP JV	Dec. 31, 2011 Colonial Properties Trust DRA/CLP JV	Dec. 31, 2012 Colonial Grand at Research Park Multifamily apartmentunits	Sep. 30, 2012 Non-cash impairment	Dec. 31, 2011 Non-cash impairment Restatement adjustment Colonial Properties Trust DRA/CLP JV	Dec. 31, 2012 Management agreement buyout Office Bluerock, Huntsville, AL	Dec. 31, 2012 Purchase of equity interest in joint venture Office Bluerock, Huntsville, AL
Equity Method Investments
Equity method investment, summarized financial information, other liabilities																																																																	$ 7,900,000
Consolidated Investment in VIE - CMS-Colonial Canyon Creek
Variable interest entities, number	1
Preferred equity contribution		11,500,000
Investments in Unconsolidated Partially-Owned Entities
Equity method investment, ownership percentage				50.00%	40.00%									50.00%						10.00%		20.00%		25.00%				0.00%		20.00%			40.00%						33.00%		0.00%				0.00%				50.00%		0.00%					10.00%				0.00%		50.00%			10.00%	15.00%			50.00%							5.00%	25.00%	50.00%		20.00%		20.00%					80.00%		80.00%
Equity method investments																		5,670,000	7,469,000	300,000	365,000	1,195,000	1,382,000	1,715,000	[1]	1,721,000	[1]	0	[2]		660,000	[2]	2,460,000	[1]	3,341,000	[1]	2,090,000	(26,771,000)	357,000	331,000	0	[3]	(6,426,000)	[3]	0	[4]	2,062,000	[4]	1,683,000	2,259,000	0	[5]		(25,152,000)	[5]	50,000	[6]	43,000	[6]	0	[7]	112,000	[7]				17,000	28,000	17,000	28,000		7,777,000	[8]	(19,274,000)	[8]								(15,100,000)
Number of real estate properties																																																					18												9
Guarantor obligations, current carrying value																																																																																										4,100,000	4,100,000
Contingent consideration, potential cash receipt										2,000,000
Contingent consideration, expected cash receipt										0
Total consideration from sale of joint venture interest						2,400,000		3,000,000							38,800,000
Square feet							420,000	111,000					659,000																																																				1,700,000
Total consideration													131,700,000
Cash proceeds from sale of real estate													25,600,000
Noncash or part noncash divestiture, share of debt no longer responsible for						2,000,000				111,300,000					20,900,000																																																	10,700,000
Payments to acquire interest in affiliates			1,300,000																																																																														2,700,000
Total units																	345																																																																				664							370
Gain (loss) from sales of property								1,000,000		21,900,000			18,800,000		3,500,000																																																	7,400,000																												2,800,000
Cash proceeds from sale of equity method investments						400,000									17,900,000																																																	2,000,000																															1,300,000	700,000
Joint ventures exited																																																																							2													2
Other significant noncash transaction, value of consideration given																																																																																	19,300,000
Debt instrument, maturity date																Oct. 01, 2010
Equity method investee, cumulative percentage ownership after all transactions																																																																															0.00%		100.00%					100.00%		0.00%
Purchase price																																																																																												38,000,000
Repayments of debt																																																																																												21,300,000
Impairment of real estate												34,500,000																																																																																	500,000	3,200,000
Restructuring and related cost, number of positions eliminated											27
Termination benefits and severance-related charges											1,400,000
Unpaid termination benefits and severance-related charges											$ 700,000
Restructuring and related activities, completion date									Sep. 30, 2012																																																							Jan. 31, 2013

[1]	These joint ventures consist of undeveloped land.
[2]	In October 2012, the Company acquired the property held by the joint venture (see below).
[3]	Effective December 31, 2012, the Company sold its 10% noncontrolling interest (see below). This equity interest is presented under “Liabilities” on the Company's Consolidated Balance Sheet as of December 31, 2011.
[4]	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.
[5]	Effective June 30, 2012, the Company redeemed its 15% noncontrolling joint venture interest (see below).
[6]	In January 2013, the Company sold its 10% noncontrolling joint venture interest (see Note 22 - "Subsequent Events").
[7]	In December 2011, the Company sold its 50% noncontrolling interest in this joint venture (see below).
[8]	Net investment in partially-owned entities as of December 31, 2011 includes the Trust's $4.1 million contingent obligation related to the DRA/CLP JV. CRLP's net investment in partially owned entities was $(15.1) million as of December 31, 2011.